Note 30 - Related Party Transactions - Transactions Carried Out With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue, related party transactions	$ 201,775	$ 49,304	$ 100,555
Purchases of goods and services, related party transactions	350,951	122,489	290,271
Amounts receivable (payable), related party transactions	52,801	55,944
Finance lease liabilities from non-consolidated parties	1,936	2,042
Finance lease liabilities from other related parties	624	810
ts_FinancialDebtRelatedParties	2,560	2,852
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	71,879	20,183	20,577
Sales of services to related parties	4,161	5,829	5,620
Purchases of goods to related parties	294,929	84,485	174,588
Purchases of services to related parties	9,763	6,979	9,404
Receivables from non-consolidated parties	66,896	78,721
Payables to non-consolidated parties	(45,092)	(24,914)
Other related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods to related parties	76,467	18,243	69,972
Sales of services to related parties	49,268	5,049	4,386
Purchases of goods to related parties	32,453	12,892	51,765
Purchases of services to related parties	13,806	18,133	$ 54,514
Receivables from non-consolidated parties	33,122	4,447
Payables to non-consolidated parties	$ (2,125)	$ (2,310)